Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Leases
Note 7. Leases
Operating Leases
The Company leases various office and research and development facilities under operating lease agreements that expire at various dates through October 2050. Under the terms of the agreements, the Company is responsible for certain insurance, property taxes and maintenance expenses. The Company recognizes rent expense on a straight-line basis over the term of the operating leases. Any difference between cash payments required and rent expense is recorded as deferred rent. Rent expense for the six months ended June 30, 2021 and 2020 was $2.6 million and $2.2 million, respectively.
Aggregate future minimum lease payments required under the operating leases at June 30, 2021 are as follows (in thousands):

As of June 30, 2021	Amount
2021 (remaining six months)	$2,607
2022	4,737
2023	4,126
2024	3,396
2025	720
2026 and thereafter	3,801

Total minimum future lease payments, operating leases	$19,387

Capital Leases
The Company purchased equipment with total gross book value of $4.1 million under capital lease agreements. Interest rates for the capital leases range from 4.84% to 22.10% per annum. Accumulated depreciation for equipment acquired under the capital leases was $0.9 million and $0.7 million as of June 30, 2021 and December 31, 2020, respectively.
Aggregate future minimum principal lease payments under the capital leases at June 30, 2021 are as follows (in thousands):

As of June 30, 2021	Amount
2021 (remaining six months)	564
2022	709
2023	248
2024	183
2025	110
2026 and thereafter	130

Total payments	1,944
Less current portion	(415)

Noncurrent portion	$1,529

Note 6. Leases
Operating Leases
The Company leases various office and research and development facilities under operating lease agreements that expire at various dates through October 2050. Under the terms of the agreements, the Company is responsible for certain insurance, property taxes and maintenance expenses. The Company recognizes rent expense on a straight-line basis over the term of the operating leases. Any difference between cash payments required and rent expense is recorded as deferred rent. Rent expense for 2020 and 2019 was $4.7 million and $4.2 million, respectively.
Aggregate future minimum lease payments required under the operating leases at December 31, 2020 are as follows (in thousands):

Years ending December 31,	Amount
2021	$4,638
2022	4,182
2023	3,795
2024	3,235
2025	578
2026 and thereafter	3,731

Total minimum future lease payments, operating leases	$20,159

Capital Leases
The Company purchased equipment with total gross book value of $3.0 million under capital lease agreements, of which $0 and $1.3 million was purchased during 2020 and 2019, respectively. Interest rates for the capital leases range from 4.84% to 22.10% per annum. Accumulated depreciation for equipment acquired under the capital leases was $0.7 million and $0.3 million as of December 31, 2020 and 2019, respectively.
Aggregate future minimum principal lease payments under the capital leases at December 31, 2020 are as follows (in thousands):

Years ending December 31,	Amount
2021	$792
2022	586
2023	72
2024	3

Total payments	1,453
Less current portion	(792)

Noncurrent portion	$661